Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Class A Ordinary shares		Class B Ordinary shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance (in Shares) at Dec. 31, 2022	[1]	5,000		455
Balance at Dec. 31, 2022		$ 1,100	[1]	$ 100	$ 10,645,122	$ 916,912	$ 8,164,759	$ (383,942)	$ 19,344,051
Foreign currency translation loss								(360,677)	(360,677)
Net income							1,218,714		1,218,714
Statutory reserve						196,258	(196,258)
Balance (in Shares) at Dec. 31, 2023	[1]	5,000		455
Balance at Dec. 31, 2023		$ 1,100	[1]	$ 100	10,645,122	1,113,170	9,187,215	(744,619)	20,202,087
Share issuance (in Shares)		7,273
Share issuance		$ 1,600			7,998,400				8,000,000
Share issuance related to cashless exercise of warrants		$ 2,259			(2,259)
Share issuance related to cashless exercise of warrants (in Shares)		10,267
Foreign currency translation loss								(500,376)	(500,376)
Net income							(1,115,977)		(1,115,977)
Statutory reserve						10,034	(10,034)
Balance (in Shares) at Dec. 31, 2024	[1]	22,540		455
Balance at Dec. 31, 2024		$ 4,959	[1]	$ 100	18,641,264	1,123,204	8,061,204	(1,244,996)	26,585,735
Share issuance (in Shares)		62,866
Share issuance		$ 13,830			8,756,980				8,770,810
Share issuance related to cashless exercise of warrants (in Shares)				3,636
Share issuance related to cashless exercise of warrants				$ 800	439,200				440,000
Foreign currency translation loss								859,260	859,260
Net income							(1,389,937)		(1,389,937)
Statutory reserve						121,513	(121,513)
Balance (in Shares) at Dec. 31, 2025	[1]	85,406		4,091
Balance at Dec. 31, 2025		$ 18,789	[1]	$ 900	$ 27,837,444	$ 1,244,717	$ 6,549,754	$ (385,736)	$ 35,265,868

[1]	All share and per-share amounts related to the Company’s ordinary shares presented in the consolidated financial statements have been retroactively adjusted to reflect the 1-for-10 reverse stock split, or share consolidation, which became effective on April 20, 2026.